Document And Entity Information	6 Months Ended
Apr. 30, 2026
Cover [Abstract]
Entity Central Index Key	0002008007
Document Type	6-K
Document Fiscal Year Focus	2026
Entity File Number	001-42735
Entity Registrant Name	MaxsMaking Inc.
Amendment Flag	false
Document Period End Date	Apr. 30, 2026
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--10-31